INVESTMENTS IN MARKETABLE SECURITIES (Tables)	12 Months Ended
Mar. 31, 2023
Investments, Debt and Equity Securities [Abstract]
SCHEDULE OF MARKETABLE SECURITIES

	As of March 31, 2023 ($)	As of March 31, 2022 ($)
Other Bank balances	14,415	14,880
Total	14,415	14,880

(i)	Other bank balances represent the fixed deposits maintained by the Company with the Banks in India which has maturity of more than 3 months as at the year end.